Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share based compensation arrangement by share based payment award line items
Summary of Share-based Compensation
The following table summarizes stock-based compensation expense that the Company recorded in the consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively:

	Year Ended December 31,
in thousands	2023	2022
Cost of revenues	$—	$806
Research and development	7,143	15,832
Sales and marketing	251	5,899
General and administrative	4,180	33,367

Stock-based compensation expense	$11,574	$55,904

Summary of Stock Option Activity
The following is a summary of stock option activity for the years ended December 31, 2023 and 2022:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	1,355,093	$112.80	9.4	$22,782,654
Granted	132,802	48.30	7.5	—
Exercised	(52,447)	6.75	1.3	—
Forfeited	(302,435)	122.85	—	—
Expired	(49,772)	120.30	—	—

Outstanding - December 31, 2022	1,083,241	$106.65	8.4	$9,630
Granted	1,312,963	7.07	6.4	—
Exercised	(12,061)	6.91	0.2	—
Forfeited/Cancelled	(1,029,669)	89.17	—	—
Expired	(33,934)	29.86	—	—

Outstanding - December 31, 2023	1,320,540	$24.13	8.4	$128,212

Unvested - December 31, 2023	968,959	16.8	9.1	122,787
Exercisable - December 31, 2023	351,581	$44.33	6.6	$5,425
The Company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time-based options and to calculate the grant date fair value of the PSOs which are performance and time-based. The following table summarizes the assumptions used in estimating the fair value of options granted in the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Expected terms (years)	6.43	5.81
Expected volatility	96.5%	68.9%
Risk-free interest rate	3.46% - 4.98%	1.7%
Expected dividend rate	—	—
Grant-date fair value	$0.73 - $8.40	$3.20

Summary of restricted stock units
The following is a summary of restricted stock units for the years ended December 31, 2023 and 2022:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Outstanding - December 31, 2021	711,922	$138.00
Granted	1,155,851	31.80
Vested	(309,397)	123.60
Forfeited	(483,586)	87.30

Outstanding - December 31, 2022	1,074,790	$50.25
Granted	210,102	6.76
Vested	(280,702)	55.35
Forfeited	(409,952)	50.02

Outstanding - December 31, 2023	594,238	$33.60

2023 Bonus Incentive Plan [Member]
Share based compensation arrangement by share based payment award line items
Summary of fair value of awards using black-scholes option pricing model	The Company used the Black-Scholes option pricing-model to calculate the fair value for PSOs allocated to each quarter of 2023, using the following assumptions:

	PSOs Awarded for the 1st and 2nd Quarter 2023	PSOs Awarded for the 3rd Quarter 2023	PSOs Awarded for the 4th Quarter 2023
Expected terms (years)	6.7	6.1	6.1
Expected volatility	95.8%	91.84% - 92.25%	94.91% - 95.2%
Risk-free interest rate	3.61%	4.04% - 4.15%	4.68% - 4.73%
Expected dividend rate	—	—	—
Grant-date fair value	$4.82	$3.20 - $4.72	$0.97 - $1.09